DUE TO RELATED PARTIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Due to related parties - trade (Note 5)	$ 0	$ 2
Due to related parties - non-trade (Note 5)	0	1
Due to joint ventures - non-trade (Note 5)	4,796	6,235
At the end of the financial year	$ 4,796	$ 6,238